Lease Arrangements - Summary of Lease Liability (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Lease Liabilities [Line Items]
Total lease liabilities	£ (342)	£ (360)
Property [member]
Disclosure Of Lease Liabilities [Line Items]
Current lease liabilities	(87)	(83)
Non-current lease liabilities	(242)	(260)
Non-property [member]
Disclosure Of Lease Liabilities [Line Items]
Current lease liabilities	(6)	(9)
Non-current lease liabilities	£ (7)	£ (8)